CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated net income	$ 17,876	$ 9,241	$ 5,834
Adjustments:
Depreciation, depletion and amortization	18,926	10,802	10,558
Deferred income taxes	(6,506)	(27,177)	(6,527)
Tax benefits not recognized for book purposes	151	(147)	133
Equity in (earnings) loss of unconsolidated ventures	(14,469)	29,209	(4,701)
Distributions of earnings of unconsolidated ventures	3,251	6,597	1,609
Distributions of earnings to noncontrolling interests	(3,804)	(4,860)	(1,881)
Proceeds from consolidated ventures' sale of assets, net	24,294
Non-cash share-based compensation	14,929	7,067	11,596
Non-cash real estate cost of sales	39,360	34,137	18,261
Non-cash cost of assets sold		24,931	9,503
Dry hole exploration costs	1,069
Proceeds reinvested through qualified intermediary			(23,045)
Real estate development and acquisition expenditures, net	(91,940)	(66,997)	(16,660)
Acquisition of loan secured by real estate		(21,137)
Reimbursements from utility and improvement districts	8,524	10,461	4,752
Other changes in real estate	1,384	(284)	179
Deferred income	1,070	32	1,307
Asset impairments		11,525	9,042
Gain on sale of assets	(25,983)	(134)	(394)
Other	(21)	73	(16)
Changes in:
Notes and accounts receivables	(1,132)	1,359	104
Proceeds due from qualified intermediary			(1,347)
Prepaid expenses and other	(2,560)	536	1,154
Accounts payable and other accrued liabilities	(2,527)	4,549	(6,394)
Income taxes	(7,914)	5,209	484
Net cash provided by (used for) operating activities	(26,022)	34,992	13,551
CASH FLOWS FROM INVESTING ACTIVITIES:
Property, equipment, software, reforestation and other	(2,735)	(2,044)	(2,701)
Oil and natural gas properties and equipment	(21,416)	(4,304)	(1)
Investment in unconsolidated ventures	(2,318)	(2,007)	(3,291)
Return of investment in unconsolidated ventures	12,654	3,067	14,849
Business acquisition, net of cash acquired	(152,915)		(38,055)
Proceeds from sale of multifamily investment property	29,474
Proceeds from sale of venture interest	32,095
Proceeds from sale of property and equipment	42	103	2,602
Proceeds from termination of timber lease		290
Net cash (used for) investing activities	(105,119)	(4,895)	(26,597)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of debt	(74,226)	(123,399)	(63,420)
Additions to debt	203,642	123,397	81,590
Deferred financing fees	(5,883)	(3,750)	(6,304)
Return of investment to noncontrolling interest	(69)	(407)	(809)
Exercise of stock options	1,430	1,470	1,199
Repurchases of common stock	(1,409)	(12,977)	(15,178)
Payroll taxes on restricted stock and stock options	(1,239)	(1,547)	(61)
Tax benefit from share-based compensation	366	(110)	30
Other	607	143	314
Net cash (used for) provided by financing activities	123,219	(17,180)	(2,639)
Net (decrease) increase in cash and cash equivalents	(7,922)	12,917	(15,685)
Cash and cash equivalents at beginning of year	18,283	5,366	21,051
Cash and cash equivalents at year-end	10,361	18,283	5,366
Cash paid during the year for:
Interest	12,820	14,166	11,889
Income taxes	21,678	25,335	8,423
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION:
Capitalized interest	721	625	75
SUPPLEMENTAL DISCLOSURE OF BUSINESS ACQUISITIONS INFORMATION:
Proceeds reinvested through qualified intermediary under IRC Section 1031			23,045
Proceeds provided by financing activities			38,055
Total business acquisitions			$ 61,100